Related Party Transactions - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) a	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Revenues - Related Party	$ 109,954	$ 72,865
Related Party
Related Party Transaction [Line Items]
Revenues - Related Party	35,434	11,470
Related Party | Shared Services Agreement
Related Party Transaction [Line Items]
Shared services and direct cost reimbursements	$ 10,100	5,000
Related Party | Data Center Agreement
Related Party Transaction [Line Items]
Area of land | a	2,000
Commencement of site development period	2 years
Data center construction period	4 years
Lease development agreement description	To the extent PowLan does not commence site development within two years of entry into the lease development agreement or commence construction of the data center within a subsequent four-year period, the agreement will automatically terminate. The lease development agreement includes, among other things, a non-refundable deposit, for a two-year site selection and pre-development period.
Related Party | Data Center Agreement | Easements and Other Surface Related Revenues
Related Party Transaction [Line Items]
Revenues - Related Party	$ 8,000
Related Party | Equity Sponsor Services Agreement
Related Party Transaction [Line Items]
GIS and legal services reimbursement paid	$ 300	$ 200